Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund II
Entity Central Index Key	0000831016
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Total Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 1,841,217,635
Holdings Count | shares	2,665
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,841,217,635
Number of Holdings	2,665
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Financials 11.8 Industrials 10.0 Health Care 9.2 Consumer Discretionary 9.1 Communication Services 8.7 Consumer Staples 4.2 Energy 3.0 Real Estate 2.1 Materials 2.1 Utilities 2.1 Common Stocks 97.4 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 99.6 Netherlands 0.2 Switzerland 0.2 Australia 0.0 Canada 0.0 United Kingdom 0.0 Korea (South) 0.0 Thailand 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Netherlands - 0.2 Switzerland - 0.2 Australia - 0.0 Canada - 0.0 United Kingdom - 0.0 Korea (South) - 0.0 Thailand - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 5.8 Microsoft Corp 3.8 Amazon.com Inc 3.1 Alphabet Inc Class A 2.9 Broadcom Inc 2.5 Alphabet Inc Class C 2.2 Micron Technology Inc 1.8 Meta Platforms Inc Class A 1.7 Tesla Inc 1.6 32.0
VIP Total Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 1,841,217,635
Holdings Count | shares	2,665
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,841,217,635
Number of Holdings	2,665
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Financials 11.8 Industrials 10.0 Health Care 9.2 Consumer Discretionary 9.1 Communication Services 8.7 Consumer Staples 4.2 Energy 3.0 Real Estate 2.1 Materials 2.1 Utilities 2.1 Common Stocks 97.4 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 99.6 Netherlands 0.2 Switzerland 0.2 Australia 0.0 Canada 0.0 United Kingdom 0.0 Korea (South) 0.0 Thailand 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Netherlands - 0.2 Switzerland - 0.2 Australia - 0.0 Canada - 0.0 United Kingdom - 0.0 Korea (South) - 0.0 Thailand - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 5.8 Microsoft Corp 3.8 Amazon.com Inc 3.1 Alphabet Inc Class A 2.9 Broadcom Inc 2.5 Alphabet Inc Class C 2.2 Micron Technology Inc 1.8 Meta Platforms Inc Class A 1.7 Tesla Inc 1.6 32.0
VIP Total Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 1,841,217,635
Holdings Count | shares	2,665
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,841,217,635
Number of Holdings	2,665
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Financials 11.8 Industrials 10.0 Health Care 9.2 Consumer Discretionary 9.1 Communication Services 8.7 Consumer Staples 4.2 Energy 3.0 Real Estate 2.1 Materials 2.1 Utilities 2.1 Common Stocks 97.4 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 99.6 Netherlands 0.2 Switzerland 0.2 Australia 0.0 Canada 0.0 United Kingdom 0.0 Korea (South) 0.0 Thailand 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Netherlands - 0.2 Switzerland - 0.2 Australia - 0.0 Canada - 0.0 United Kingdom - 0.0 Korea (South) - 0.0 Thailand - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 5.8 Microsoft Corp 3.8 Amazon.com Inc 3.1 Alphabet Inc Class A 2.9 Broadcom Inc 2.5 Alphabet Inc Class C 2.2 Micron Technology Inc 1.8 Meta Platforms Inc Class A 1.7 Tesla Inc 1.6 32.0
VIP International Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 1,461,141,716
Holdings Count | shares	2,218
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,461,141,716
Number of Holdings	2,218
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.5 Information Technology 22.0 Industrials 14.1 Consumer Discretionary 7.3 Health Care 6.4 Materials 6.3 Consumer Staples 4.6 Communication Services 3.9 Energy 3.9 Utilities 2.7 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 16.0 Taiwan 9.5 Korea (South) 7.9 Canada 7.3 United States 7.0 United Kingdom 6.3 China 5.1 Germany 4.5 Australia 4.4 Others 32.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.0 Taiwan - 9.5 Korea (South) - 7.9 Canada - 7.3 United States - 7.0 United Kingdom - 6.3 China - 5.1 Germany - 4.5 Australia - 4.4 Others - 32.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.8 Samsung Electronics Co Ltd 2.7 SK Hynix Inc 2.4 ASML Holding NV 1.9 Tencent Holdings Ltd 0.9 HSBC Holdings PLC 0.9 Roche Holding AG 0.8 Novartis AG 0.7 Astrazeneca PLC 0.7 Royal Bank of Canada 0.7 16.5
VIP International Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 1,461,141,716
Holdings Count | shares	2,218
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,461,141,716
Number of Holdings	2,218
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.5 Information Technology 22.0 Industrials 14.1 Consumer Discretionary 7.3 Health Care 6.4 Materials 6.3 Consumer Staples 4.6 Communication Services 3.9 Energy 3.9 Utilities 2.7 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 16.0 Taiwan 9.5 Korea (South) 7.9 Canada 7.3 United States 7.0 United Kingdom 6.3 China 5.1 Germany 4.5 Australia 4.4 Others 32.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.0 Taiwan - 9.5 Korea (South) - 7.9 Canada - 7.3 United States - 7.0 United Kingdom - 6.3 China - 5.1 Germany - 4.5 Australia - 4.4 Others - 32.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.8 Samsung Electronics Co Ltd 2.7 SK Hynix Inc 2.4 ASML Holding NV 1.9 Tencent Holdings Ltd 0.9 HSBC Holdings PLC 0.9 Roche Holding AG 0.8 Novartis AG 0.7 Astrazeneca PLC 0.7 Royal Bank of Canada 0.7 16.5
VIP International Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 1,461,141,716
Holdings Count | shares	2,218
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,461,141,716
Number of Holdings	2,218
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.5 Information Technology 22.0 Industrials 14.1 Consumer Discretionary 7.3 Health Care 6.4 Materials 6.3 Consumer Staples 4.6 Communication Services 3.9 Energy 3.9 Utilities 2.7 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 16.0 Taiwan 9.5 Korea (South) 7.9 Canada 7.3 United States 7.0 United Kingdom 6.3 China 5.1 Germany 4.5 Australia 4.4 Others 32.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.0 Taiwan - 9.5 Korea (South) - 7.9 Canada - 7.3 United States - 7.0 United Kingdom - 6.3 China - 5.1 Germany - 4.5 Australia - 4.4 Others - 32.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.8 Samsung Electronics Co Ltd 2.7 SK Hynix Inc 2.4 ASML Holding NV 1.9 Tencent Holdings Ltd 0.9 HSBC Holdings PLC 0.9 Roche Holding AG 0.8 Novartis AG 0.7 Astrazeneca PLC 0.7 Royal Bank of Canada 0.7 16.5
VIP International Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 1,004,184,516
Holdings Count | shares	61
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.5 Industrials 26.4 Financials 19.9 Materials 6.1 Consumer Discretionary 4.2 Consumer Staples 2.9 Utilities 1.8 Communication Services 1.2 Real Estate 0.8 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 19.9 Japan 17.2 Korea (South) 9.1 Taiwan 7.0 Netherlands 6.1 India 5.3 Israel 5.2 Spain 5.1 United Kingdom 4.1 Others 21.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.9 Japan - 17.2 Korea (South) - 9.1 Taiwan - 7.0 Netherlands - 6.1 India - 5.3 Israel - 5.2 Spain - 5.1 United Kingdom - 4.1 Others - 21.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.0 Samsung Electronics Co Ltd 4.6 SK Hynix Inc 4.5 ASML Holding NV 3.9 Rolls-Royce Holdings PLC 2.3 ASM International NV 2.2 Tokyo Electron Ltd 2.1 Banco Santander SA 2.1 Safran SA 1.9 Schneider Electric SE 1.9 32.5
VIP International Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 1,004,184,516
Holdings Count | shares	61
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.5 Industrials 26.4 Financials 19.9 Materials 6.1 Consumer Discretionary 4.2 Consumer Staples 2.9 Utilities 1.8 Communication Services 1.2 Real Estate 0.8 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 19.9 Japan 17.2 Korea (South) 9.1 Taiwan 7.0 Netherlands 6.1 India 5.3 Israel 5.2 Spain 5.1 United Kingdom 4.1 Others 21.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.9 Japan - 17.2 Korea (South) - 9.1 Taiwan - 7.0 Netherlands - 6.1 India - 5.3 Israel - 5.2 Spain - 5.1 United Kingdom - 4.1 Others - 21.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.0 Samsung Electronics Co Ltd 4.6 SK Hynix Inc 4.5 ASML Holding NV 3.9 Rolls-Royce Holdings PLC 2.3 ASM International NV 2.2 Tokyo Electron Ltd 2.1 Banco Santander SA 2.1 Safran SA 1.9 Schneider Electric SE 1.9 32.5
VIP International Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 1,004,184,516
Holdings Count | shares	61
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.5 Industrials 26.4 Financials 19.9 Materials 6.1 Consumer Discretionary 4.2 Consumer Staples 2.9 Utilities 1.8 Communication Services 1.2 Real Estate 0.8 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 19.9 Japan 17.2 Korea (South) 9.1 Taiwan 7.0 Netherlands 6.1 India 5.3 Israel 5.2 Spain 5.1 United Kingdom 4.1 Others 21.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.9 Japan - 17.2 Korea (South) - 9.1 Taiwan - 7.0 Netherlands - 6.1 India - 5.3 Israel - 5.2 Spain - 5.1 United Kingdom - 4.1 Others - 21.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.0 Samsung Electronics Co Ltd 4.6 SK Hynix Inc 4.5 ASML Holding NV 3.9 Rolls-Royce Holdings PLC 2.3 ASM International NV 2.2 Tokyo Electron Ltd 2.1 Banco Santander SA 2.1 Safran SA 1.9 Schneider Electric SE 1.9 32.5
VIP International Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 1,004,184,516
Holdings Count | shares	61
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.5 Industrials 26.4 Financials 19.9 Materials 6.1 Consumer Discretionary 4.2 Consumer Staples 2.9 Utilities 1.8 Communication Services 1.2 Real Estate 0.8 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 19.9 Japan 17.2 Korea (South) 9.1 Taiwan 7.0 Netherlands 6.1 India 5.3 Israel 5.2 Spain 5.1 United Kingdom 4.1 Others 21.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.9 Japan - 17.2 Korea (South) - 9.1 Taiwan - 7.0 Netherlands - 6.1 India - 5.3 Israel - 5.2 Spain - 5.1 United Kingdom - 4.1 Others - 21.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.0 Samsung Electronics Co Ltd 4.6 SK Hynix Inc 4.5 ASML Holding NV 3.9 Rolls-Royce Holdings PLC 2.3 ASM International NV 2.2 Tokyo Electron Ltd 2.1 Banco Santander SA 2.1 Safran SA 1.9 Schneider Electric SE 1.9 32.5
VIP Index 500 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 20,375,853,447
Holdings Count | shares	507
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$20,375,853,447
Number of Holdings	507
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.0 Financials 11.7 Communication Services 9.7 Consumer Discretionary 9.3 Industrials 8.9 Health Care 8.9 Consumer Staples 4.6 Energy 3.0 Utilities 2.2 Materials 1.8 Real Estate 1.8 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 Netherlands 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Netherlands - 0.1 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Microsoft Corp 4.4 Amazon.com Inc 3.7 Alphabet Inc Class A 3.3 Broadcom Inc 2.8 Alphabet Inc Class C 2.6 Micron Technology Inc 2.0 Meta Platforms Inc Class A 1.9 Tesla Inc 1.8 36.8
VIP Index 500 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 20,375,853,447
Holdings Count | shares	507
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$20,375,853,447
Number of Holdings	507
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.0 Financials 11.7 Communication Services 9.7 Consumer Discretionary 9.3 Industrials 8.9 Health Care 8.9 Consumer Staples 4.6 Energy 3.0 Utilities 2.2 Materials 1.8 Real Estate 1.8 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 Netherlands 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Netherlands - 0.1 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Microsoft Corp 4.4 Amazon.com Inc 3.7 Alphabet Inc Class A 3.3 Broadcom Inc 2.8 Alphabet Inc Class C 2.6 Micron Technology Inc 2.0 Meta Platforms Inc Class A 1.9 Tesla Inc 1.8 36.8
VIP Index 500 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 20,375,853,447
Holdings Count | shares	507
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$20,375,853,447
Number of Holdings	507
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.0 Financials 11.7 Communication Services 9.7 Consumer Discretionary 9.3 Industrials 8.9 Health Care 8.9 Consumer Staples 4.6 Energy 3.0 Utilities 2.2 Materials 1.8 Real Estate 1.8 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 Netherlands 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Netherlands - 0.1 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Microsoft Corp 4.4 Amazon.com Inc 3.7 Alphabet Inc Class A 3.3 Broadcom Inc 2.8 Alphabet Inc Class C 2.6 Micron Technology Inc 2.0 Meta Platforms Inc Class A 1.9 Tesla Inc 1.8 36.8
VIP Extended Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 602,887,572
Holdings Count | shares	2,160
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$602,887,572
Number of Holdings	2,160
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.6 Information Technology 16.0 Health Care 14.1 Consumer Discretionary 10.7 Real Estate 6.7 Energy 3.7 Materials 3.5 Communication Services 3.1 Consumer Staples 2.8 Utilities 2.4 Common Stocks 98.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.4 Thailand 0.4 Puerto Rico 0.3 Bermuda 0.2 Canada 0.2 Switzerland 0.1 Japan 0.1 Sweden 0.1 Singapore 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Thailand - 0.4 Puerto Rico - 0.3 Bermuda - 0.2 Canada - 0.2 Switzerland - 0.1 Japan - 0.1 Sweden - 0.1 Singapore - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astera Labs Inc 1.0 nVent Electric PLC 0.5 MKS Inc 0.4 Sterling Infrastructure Inc 0.4 Everpure Inc Class A 0.4 Moderna Inc 0.4 Affirm Holdings Inc Class A 0.4 Reddit Inc Class A 0.4 RBC Bearings Inc 0.4 Lattice Semiconductor Corp 0.3 4.6
VIP Extended Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 602,887,572
Holdings Count | shares	2,160
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$602,887,572
Number of Holdings	2,160
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.6 Information Technology 16.0 Health Care 14.1 Consumer Discretionary 10.7 Real Estate 6.7 Energy 3.7 Materials 3.5 Communication Services 3.1 Consumer Staples 2.8 Utilities 2.4 Common Stocks 98.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.4 Thailand 0.4 Puerto Rico 0.3 Bermuda 0.2 Canada 0.2 Switzerland 0.1 Japan 0.1 Sweden 0.1 Singapore 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Thailand - 0.4 Puerto Rico - 0.3 Bermuda - 0.2 Canada - 0.2 Switzerland - 0.1 Japan - 0.1 Sweden - 0.1 Singapore - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astera Labs Inc 1.0 nVent Electric PLC 0.5 MKS Inc 0.4 Sterling Infrastructure Inc 0.4 Everpure Inc Class A 0.4 Moderna Inc 0.4 Affirm Holdings Inc Class A 0.4 Reddit Inc Class A 0.4 RBC Bearings Inc 0.4 Lattice Semiconductor Corp 0.3 4.6
VIP Extended Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.12%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.12%
Net Assets	$ 602,887,572
Holdings Count | shares	2,160
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$602,887,572
Number of Holdings	2,160
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.6 Information Technology 16.0 Health Care 14.1 Consumer Discretionary 10.7 Real Estate 6.7 Energy 3.7 Materials 3.5 Communication Services 3.1 Consumer Staples 2.8 Utilities 2.4 Common Stocks 98.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.4 Thailand 0.4 Puerto Rico 0.3 Bermuda 0.2 Canada 0.2 Switzerland 0.1 Japan 0.1 Sweden 0.1 Singapore 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Thailand - 0.4 Puerto Rico - 0.3 Bermuda - 0.2 Canada - 0.2 Switzerland - 0.1 Japan - 0.1 Sweden - 0.1 Singapore - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astera Labs Inc 1.0 nVent Electric PLC 0.5 MKS Inc 0.4 Sterling Infrastructure Inc 0.4 Everpure Inc Class A 0.4 Moderna Inc 0.4 Affirm Holdings Inc Class A 0.4 Reddit Inc Class A 0.4 RBC Bearings Inc 0.4 Lattice Semiconductor Corp 0.3 4.6
VIP Emerging Markets Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 61	1.08%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.08%
Net Assets	$ 1,916,530,432
Holdings Count | shares	61
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Financials 19.5 Industrials 10.1 Communication Services 7.3 Materials 6.7 Consumer Discretionary 3.8 Health Care 3.6 Energy 3.3 Consumer Staples 1.9 Common Stocks 95.6 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 Taiwan 24.7 China 22.2 Korea (South) 15.1 United States 5.2 India 4.7 Mexico 4.3 South Africa 3.5 Greece 3.1 Hungary 3.1 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.7 China - 22.2 Korea (South) - 15.1 United States - 5.2 India - 4.7 Mexico - 4.3 South Africa - 3.5 Greece - 3.1 Hungary - 3.1 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 10.8 Taiwan Semiconductor Manufacturing Co Ltd 10.5 MediaTek Inc 4.9 Tencent Holdings Ltd 4.1 Yageo Corp 2.7 Luxshare Precision Industry Co Ltd A Shares (China) 2.6 Credicorp Ltd 2.5 SK Hynix Inc 2.5 ASE Technology Holding Co Ltd 2.4 Delta Electronics Inc 2.3 45.3
VIP Emerging Markets Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 53	0.93%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.93%
Net Assets	$ 1,916,530,432
Holdings Count | shares	61
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Financials 19.5 Industrials 10.1 Communication Services 7.3 Materials 6.7 Consumer Discretionary 3.8 Health Care 3.6 Energy 3.3 Consumer Staples 1.9 Common Stocks 95.6 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 Taiwan 24.7 China 22.2 Korea (South) 15.1 United States 5.2 India 4.7 Mexico 4.3 South Africa 3.5 Greece 3.1 Hungary 3.1 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.7 China - 22.2 Korea (South) - 15.1 United States - 5.2 India - 4.7 Mexico - 4.3 South Africa - 3.5 Greece - 3.1 Hungary - 3.1 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 10.8 Taiwan Semiconductor Manufacturing Co Ltd 10.5 MediaTek Inc 4.9 Tencent Holdings Ltd 4.1 Yageo Corp 2.7 Luxshare Precision Industry Co Ltd A Shares (China) 2.6 Credicorp Ltd 2.5 SK Hynix Inc 2.5 ASE Technology Holding Co Ltd 2.4 Delta Electronics Inc 2.3 45.3
VIP Emerging Markets Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 51	0.90%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%
Net Assets	$ 1,916,530,432
Holdings Count | shares	61
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Financials 19.5 Industrials 10.1 Communication Services 7.3 Materials 6.7 Consumer Discretionary 3.8 Health Care 3.6 Energy 3.3 Consumer Staples 1.9 Common Stocks 95.6 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 Taiwan 24.7 China 22.2 Korea (South) 15.1 United States 5.2 India 4.7 Mexico 4.3 South Africa 3.5 Greece 3.1 Hungary 3.1 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.7 China - 22.2 Korea (South) - 15.1 United States - 5.2 India - 4.7 Mexico - 4.3 South Africa - 3.5 Greece - 3.1 Hungary - 3.1 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 10.8 Taiwan Semiconductor Manufacturing Co Ltd 10.5 MediaTek Inc 4.9 Tencent Holdings Ltd 4.1 Yageo Corp 2.7 Luxshare Precision Industry Co Ltd A Shares (China) 2.6 Credicorp Ltd 2.5 SK Hynix Inc 2.5 ASE Technology Holding Co Ltd 2.4 Delta Electronics Inc 2.3 45.3
VIP Emerging Markets Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 47	0.83%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%
Net Assets	$ 1,916,530,432
Holdings Count | shares	61
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Financials 19.5 Industrials 10.1 Communication Services 7.3 Materials 6.7 Consumer Discretionary 3.8 Health Care 3.6 Energy 3.3 Consumer Staples 1.9 Common Stocks 95.6 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 Taiwan 24.7 China 22.2 Korea (South) 15.1 United States 5.2 India 4.7 Mexico 4.3 South Africa 3.5 Greece 3.1 Hungary 3.1 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.7 China - 22.2 Korea (South) - 15.1 United States - 5.2 India - 4.7 Mexico - 4.3 South Africa - 3.5 Greece - 3.1 Hungary - 3.1 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 10.8 Taiwan Semiconductor Manufacturing Co Ltd 10.5 MediaTek Inc 4.9 Tencent Holdings Ltd 4.1 Yageo Corp 2.7 Luxshare Precision Industry Co Ltd A Shares (China) 2.6 Credicorp Ltd 2.5 SK Hynix Inc 2.5 ASE Technology Holding Co Ltd 2.4 Delta Electronics Inc 2.3 45.3
VIP Disciplined Small Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 32	0.56%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.56%
Net Assets	$ 678,655,288
Holdings Count | shares	633
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.5 Information Technology 17.3 Health Care 17.0 Industrials 16.8 Consumer Discretionary 8.3 Energy 5.2 Materials 4.3 Real Estate 3.6 Communication Services 3.5 Utilities 1.4 Consumer Staples 0.7 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 96.1 Thailand 0.9 Singapore 0.9 Canada 0.7 Puerto Rico 0.6 Ireland 0.4 Switzerland 0.1 Monaco 0.1 Bermuda 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Thailand - 0.9 Singapore - 0.9 Canada - 0.7 Puerto Rico - 0.6 Ireland - 0.4 Switzerland - 0.1 Monaco - 0.1 Bermuda - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Guardant Health Inc 1.1 MaxLinear Inc 1.0 Fabrinet 0.9 ACM Research Inc Class A 0.8 Kulicke & Soffa Industries Inc 0.8 Tenable Holdings Inc 0.8 Kodiak Gas Services Inc 0.8 EnerSys 0.7 Plexus Corp 0.7 Installed Building Products Inc 0.6 8.2
VIP Disciplined Small Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 23	0.41%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.41%
Net Assets	$ 678,655,288
Holdings Count | shares	633
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.5 Information Technology 17.3 Health Care 17.0 Industrials 16.8 Consumer Discretionary 8.3 Energy 5.2 Materials 4.3 Real Estate 3.6 Communication Services 3.5 Utilities 1.4 Consumer Staples 0.7 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 96.1 Thailand 0.9 Singapore 0.9 Canada 0.7 Puerto Rico 0.6 Ireland 0.4 Switzerland 0.1 Monaco 0.1 Bermuda 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Thailand - 0.9 Singapore - 0.9 Canada - 0.7 Puerto Rico - 0.6 Ireland - 0.4 Switzerland - 0.1 Monaco - 0.1 Bermuda - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Guardant Health Inc 1.1 MaxLinear Inc 1.0 Fabrinet 0.9 ACM Research Inc Class A 0.8 Kulicke & Soffa Industries Inc 0.8 Tenable Holdings Inc 0.8 Kodiak Gas Services Inc 0.8 EnerSys 0.7 Plexus Corp 0.7 Installed Building Products Inc 0.6 8.2
VIP Disciplined Small Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 22	0.39%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.39%
Net Assets	$ 678,655,288
Holdings Count | shares	633
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.5 Information Technology 17.3 Health Care 17.0 Industrials 16.8 Consumer Discretionary 8.3 Energy 5.2 Materials 4.3 Real Estate 3.6 Communication Services 3.5 Utilities 1.4 Consumer Staples 0.7 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 96.1 Thailand 0.9 Singapore 0.9 Canada 0.7 Puerto Rico 0.6 Ireland 0.4 Switzerland 0.1 Monaco 0.1 Bermuda 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Thailand - 0.9 Singapore - 0.9 Canada - 0.7 Puerto Rico - 0.6 Ireland - 0.4 Switzerland - 0.1 Monaco - 0.1 Bermuda - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Guardant Health Inc 1.1 MaxLinear Inc 1.0 Fabrinet 0.9 ACM Research Inc Class A 0.8 Kulicke & Soffa Industries Inc 0.8 Tenable Holdings Inc 0.8 Kodiak Gas Services Inc 0.8 EnerSys 0.7 Plexus Corp 0.7 Installed Building Products Inc 0.6 8.2
VIP Disciplined Small Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 18	0.31%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.31%
Net Assets	$ 678,655,288
Holdings Count | shares	633
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.5 Information Technology 17.3 Health Care 17.0 Industrials 16.8 Consumer Discretionary 8.3 Energy 5.2 Materials 4.3 Real Estate 3.6 Communication Services 3.5 Utilities 1.4 Consumer Staples 0.7 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 96.1 Thailand 0.9 Singapore 0.9 Canada 0.7 Puerto Rico 0.6 Ireland 0.4 Switzerland 0.1 Monaco 0.1 Bermuda 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Thailand - 0.9 Singapore - 0.9 Canada - 0.7 Puerto Rico - 0.6 Ireland - 0.4 Switzerland - 0.1 Monaco - 0.1 Bermuda - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Guardant Health Inc 1.1 MaxLinear Inc 1.0 Fabrinet 0.9 ACM Research Inc Class A 0.8 Kulicke & Soffa Industries Inc 0.8 Tenable Holdings Inc 0.8 Kodiak Gas Services Inc 0.8 EnerSys 0.7 Plexus Corp 0.7 Installed Building Products Inc 0.6 8.2
VIP Contrafund Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 30,447,504,201
Holdings Count | shares	457
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Communication Services 19.2 Financials 10.8 Industrials 9.5 Consumer Discretionary 8.2 Health Care 7.5 Consumer Staples 2.4 Energy 1.9 Materials 1.5 Real Estate 1.1 Utilities 0.7 Common Stocks 96.5 Preferred Stocks 1.2 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 1.2 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 90.6 Canada 2.7 Taiwan 2.3 Netherlands 1.4 Korea (South) 0.9 United Kingdom 0.5 Japan 0.4 Belgium 0.4 Brazil 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Canada - 2.7 Taiwan - 2.3 Netherlands - 1.4 Korea (South) - 0.9 United Kingdom - 0.5 Japan - 0.4 Belgium - 0.4 Brazil - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 6.5 Alphabet Inc Class C 5.5 Amazon.com Inc 4.6 Space Exploration Technologies Corp 3.3 Berkshire Hathaway Inc Class B 3.3 Microsoft Corp 2.6 Eli Lilly & Co 2.2 Broadcom Inc 2.2 Apple Inc 1.9 42.3
VIP Contrafund Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 30,447,504,201
Holdings Count | shares	457
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Communication Services 19.2 Financials 10.8 Industrials 9.5 Consumer Discretionary 8.2 Health Care 7.5 Consumer Staples 2.4 Energy 1.9 Materials 1.5 Real Estate 1.1 Utilities 0.7 Common Stocks 96.5 Preferred Stocks 1.2 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 1.2 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 90.6 Canada 2.7 Taiwan 2.3 Netherlands 1.4 Korea (South) 0.9 United Kingdom 0.5 Japan 0.4 Belgium 0.4 Brazil 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Canada - 2.7 Taiwan - 2.3 Netherlands - 1.4 Korea (South) - 0.9 United Kingdom - 0.5 Japan - 0.4 Belgium - 0.4 Brazil - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 6.5 Alphabet Inc Class C 5.5 Amazon.com Inc 4.6 Space Exploration Technologies Corp 3.3 Berkshire Hathaway Inc Class B 3.3 Microsoft Corp 2.6 Eli Lilly & Co 2.2 Broadcom Inc 2.2 Apple Inc 1.9 42.3
VIP Contrafund Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 30,447,504,201
Holdings Count | shares	457
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Communication Services 19.2 Financials 10.8 Industrials 9.5 Consumer Discretionary 8.2 Health Care 7.5 Consumer Staples 2.4 Energy 1.9 Materials 1.5 Real Estate 1.1 Utilities 0.7 Common Stocks 96.5 Preferred Stocks 1.2 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 1.2 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 90.6 Canada 2.7 Taiwan 2.3 Netherlands 1.4 Korea (South) 0.9 United Kingdom 0.5 Japan 0.4 Belgium 0.4 Brazil 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Canada - 2.7 Taiwan - 2.3 Netherlands - 1.4 Korea (South) - 0.9 United Kingdom - 0.5 Japan - 0.4 Belgium - 0.4 Brazil - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 6.5 Alphabet Inc Class C 5.5 Amazon.com Inc 4.6 Space Exploration Technologies Corp 3.3 Berkshire Hathaway Inc Class B 3.3 Microsoft Corp 2.6 Eli Lilly & Co 2.2 Broadcom Inc 2.2 Apple Inc 1.9 42.3
VIP Contrafund Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 30,447,504,201
Holdings Count | shares	457
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Communication Services 19.2 Financials 10.8 Industrials 9.5 Consumer Discretionary 8.2 Health Care 7.5 Consumer Staples 2.4 Energy 1.9 Materials 1.5 Real Estate 1.1 Utilities 0.7 Common Stocks 96.5 Preferred Stocks 1.2 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 1.2 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 90.6 Canada 2.7 Taiwan 2.3 Netherlands 1.4 Korea (South) 0.9 United Kingdom 0.5 Japan 0.4 Belgium 0.4 Brazil 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Canada - 2.7 Taiwan - 2.3 Netherlands - 1.4 Korea (South) - 0.9 United Kingdom - 0.5 Japan - 0.4 Belgium - 0.4 Brazil - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 6.5 Alphabet Inc Class C 5.5 Amazon.com Inc 4.6 Space Exploration Technologies Corp 3.3 Berkshire Hathaway Inc Class B 3.3 Microsoft Corp 2.6 Eli Lilly & Co 2.2 Broadcom Inc 2.2 Apple Inc 1.9 42.3